Annual Fund Operating Expenses - Janus Henderson AA-A CLO ETF	Feb. 17, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
Janus Henderson AA-A CLO ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.03%	[3]
Net Expenses (as a percentage of Assets)	0.29%	[3]

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the initial fiscal year.
[2]	The Acquired Fund Fees and Expenses are estimated for the current fiscal year. Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) with respect to the Fund’s investment in such affiliated ETF, less certain operating expenses. The fee waiver agreement will remain in effect at least until February 28, 2028. The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees.